Tax assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange differences (net) [Abstract]
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	R$ 6,673,535	R$ 892,863	R$ (7,407,231)
Gains (losses) on financial assets and liabilities (net)
Result generated by derivative contracts used as hedge	(12,540,855)	(1,702,557)	14,124,481
Income Taxes
Tax effect of derivative contracts used as hedge - PIS / COFINS	255,481	80,170	(656,788)
Tax effect of derivative contracts used as hedge - IR / CS	R$ 5,611,839	R$ 729,524	R$ (6,060,462)